Revenues	6 Months Ended
Jun. 30, 2023
Revenue [abstract]
Revenues
15.
Revenues

	For the six months ended June 30,
	2022	2023
	RMB’000	RMB’000
Revenues from Online EV Charging Solutions	19,716	41,921
Revenues from Offline EV Charging Solutions	16,316	40,393
Revenues from Innovative and Other Businesses	457	2,462
Revenues	36,489	84,776

The Group recognizes revenue at a point of time or over time depending on the terms and arrangement of the relevant contracts with the customers. During the six months ended June 30, 2023, the Group recognized RMB69.4 million (2022: RMB36.5 million) at a point in time and RMB15.4 million (2022: Nil) over time. Revenues from Offline EV Charging Solutions included revenues from EV Charging and other energy solutions.